ACCOUNTS RECEIVABLE, NET (Details) - National Holdings Investments Ltd [Member]	Dec. 31, 2022 USD ($)
Accounts receivable	$ 51,546
Allowance for doubtful accounts
Accounts receivable, net	$ 51,546